Exploration and Evaluation Assets	12 Months Ended
Nov. 30, 2022
Exploration And Evaluation Assets
Exploration and Evaluation Assets

5. Exploration and Evaluation Assets

Exploration and evaluation assets are comprised of acquisition costs for the Whistler Project reduced by amounts received under the Funding Commitment, including qualifying expenditures paid by GoldMining. Exploration and evaluation assets consist of the following:

	November 30, 2022	November 30, 2021	November 30, 2020
Balance at the beginning of year	$417,123	$733,337	$733,337
Qualified expenditures paid by GoldMining	—	(316,214)	—
Settlement of Funding Commitment	(417,123)	—	—
Total	$—	$417,123	$733,337

U.S. GOLDMINING INC.

(formerly, BRI Alaska Corp.)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

During the year ended November 30, 2021, exploration and evaluation assets were reduced by qualifying expenditures paid by GoldMining under the Funding Commitment (Note 3).

During the year ended November 30, 2022, exploration and evaluation assets were reduced to nil after the Funding Commitment was settled in full. The excess of proceeds received over the carrying value of the exploration and evaluation asset of $1,837,363 was recorded to additional paid-in capital as the transaction occurred between the Company and its parent company (Note 3).

Year ended November 30, 2022
Proceeds received on settlement of Funding Commitment	$2,254,486
Carrying value of exploration and evaluation assets	(417,123)
Excess of proceeds received over carrying value of exploration and evaluation assets	$1,837,363